Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2019
Land use rights, net
Schedule of land use rights are amortized using straight-line method

	As of December 31,
	2018	2019
	RMB	RMB
Cost	2,093,750	2,681,762
Less: Accumulated amortization	(124,574)	(172,902)
Land use rights, net	1,969,176	2,508,860